Share-Based Payments and Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Changes in Non-Vested Shares of Restricted Common Stock

The following table provides activity of restricted common stock for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
	Shares	Weighted Average Grant Date Fair Value Per Share	Shares	Weighted Average Grant Date Fair Value Per Share	Shares	Weighted Average Grant Date Fair Value Per Share
Beginning balance	139,641	$4.94	357,522	$4.32	231,506	$5.96
Shares vested	(98,530)	5.76	(356,886)	4.61	(195,017)	4.18
Shares granted	73,394	9.89	139,005	5.70	321,033	3.05
Ending balance	114,505	$7.42	139,641	$4.94	357,522	$4.32

Weighted Average Assumptions used in Determining Fair Value of Common Stock Options

The following table provides assumptions used in determining the fair value of common stock option grants for the years ended December 31, 2013 and 2012:

	Year Ended December 31,
(Weighted averages)	2013	2012
Expected volatility	55.00%	52.60%
Risk-free interest rate	1.15%	0.80%
Expected term (in years)	5.60	5.10
Dividend yield	—%	—%
Grant date fair value per share	$2.75	$1.67

Activity of Non-Vested Stock Options

The following table presents activity of nonvested common stock options during the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Exercise Price Per Share
Beginning balance	673,833	$6.59	872,373	$5.41	881,600	$5.72
Options granted	—	—	205,000	9.52	184,600	3.57
Options vested	(592,433)	6.29	(383,208)	5.47	(189,861)	5.11
Options forfeited	—	—	(20,332)	3.62	(3,966)	3.00
Ending balance	81,400	$7.62	673,833	$6.59	872,373	$5.41

Activity of Exercisable Common Stock Options

The following table presents activity of exercisable common stock options during the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Exercise Price Per Share
Beginning balance	543,867	$5.76	181,327	$5.21	—	$—
Options exercised	(150,000)	5.72	(20,668)	3.00	(8,534)	3.00
Options vested	592,433	6.29	383,208	5.47	189,861	5.11
Ending balance	986,300	$6.08	543,867	$5.76	181,327	$5.21

Intrinsic Value of Options Outstanding and Exercisable

The following table provides information pertaining to the intrinsic value of common stock options outstanding and exercisable as of December 31, 2014 and 2013:

	December 31,
(Dollars in thousands)	2014	2013
Intrinsic value of common stock options outstanding	$1,507	$5,520
Intrinsic value of common stock options exercisable	1,404	2,716

Intrinsic Value of Options Exercised and Fair Value of Options Vested

The following table presents the intrinsic value of common stock options exercised and the fair value of common stock options that vested during the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
(Dollars in thousands)	2014	2013	2012
Intrinsic value of common stock options exercised (1)	$398	$137	$10
Fair value of common stock options vested(2)	1,244	756	327

(1)	The intrinsic value of common stock options exercised is the difference between the fair market value of the Company’s common stock on the exercise date and the exercise price.
(2)	The fair value of common stock options vested is based on the grant date fair value.